Organization Business and Going Concern (Details Narrative) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Organization Business and Going Concern (Details Narrative)
Working capital deficiency			$ (0.5)
Revenue			0.8
Net proceeds issuance of preferred stock and relate party loans	$ 2.7	$ 5.4	3.1
Net loss		$ 30.7	6.9
Due to related parties			$ 0.6